Inventories (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Raw materials	$ 2,918,623	$ 3,178,710
Finished goods	168,278	300,895
Working in process (“WIP”)	6,613,837	4,122,633
Ending balance	$ 9,700,738	$ 7,602,238